Schedule of Investments (unaudited)	iShares® Inflation Hedged Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 91.2%
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	779,166	$89,300,215

Short-Term Securities

Money Market Funds — 3.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.81%(a)(b)	3,180,000	3,180,000

Total Short-Term Securities — 3.3%
(Cost: $3,180,000)		3,180,000

Total Investments in Securities — 94.5%
(Cost: $106,917,897)		92,480,215

Other Assets Less Liabilities — 5.5%		5,412,156

Net Assets — 100.0%		$97,892,371

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/22	Shares Held at 07/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$32,598,903	$—		$(32,578,859	)(b)	$(20,044)	$—	$—	—	$188,013	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	600,000	2,580,000	(b)	—		—	—	3,180,000	3,180,000	5,455		—
iShares iBoxx $ Investment Grade Corporate Bond ETF	69,395,318	87,160,958		(50,357,187)		(2,276,169)	(14,622,705)	89,300,215	779,166	1,855,619		—
						$(2,296,213)	$(14,622,705)	$92,480,215		$2,049,087		$—

(a)	As of period end, the entity is no longer held.

(b)	Represents net amount purchased (sold).

(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Short Contracts
10-Year U.S. Treasury Note	(11)	09/21/22	$1,331	$(16,364)
U.S. 10 Year Ultra Bond	(2)	09/21/22	262	(2,409)
U.S. Ultra Bond	(6)	09/21/22	939	(17,823)
U.S. 5 Year Treasury Note	(2)	09/30/22	227	(811)
				$(37,407)

Schedule of Investments (unaudited) (continued)	iShares® Inflation Hedged Corporate Bond ETF
July 31, 2022

Centrally Cleared Inflation Swaps

							Upfront
					Notional		Premium	Unrealized
Paid by the Fund		Received by the Fund		Termination	Amount		Paid	Appreciation
Reference	Frequency	Rate	Frequency	Date	(000)	Value	(Received)	(Depreciation)
1.74%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	08/20/22	$(10)	$1,114	$—	$1,114
1.75%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	08/20/23	(10)	1,242	—	1,242
3.35%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/05/24	(6,000)	220,205	39	220,166
1.80%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	08/20/25	(10)	1,458	—	1,458
2.57%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/19/26	(1,250)	122,417	17	122,400
2.70%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/01/26	(2,500)	171,628	14	171,614
2.68%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/07/26	(2,000)	138,044	27	138,017
2.74%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/15/26	(2,000)	129,751	26	129,725
2.92%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/21/26	(3,500)	188,778	47	188,731
3.13%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/27/26	(10,000)	435,337	133	435,204
3.15%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/29/26	(2,000)	84,622	26	84,596
3.17%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	11/24/26	(3,000)	120,718	40	120,678
2.66%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/01/28	(1,000)	68,720	19	68,701
2.96%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/26/28	(3,000)	139,923	56	139,867
3.01%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/27/28	(2,000)	87,150	37	87,113
2.97%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	11/01/28	(1,000)	46,168	19	46,149
2.19%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/03/28	(663)	84,255	(27,457)	111,712
1.89%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	08/20/30	(1,410)	257,571	28,432	229,139
1.90%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	08/20/30	(5,900)	1,073,613	33,637	1,039,976
2.24%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/12/31	(2,000)	279,583	46	279,537
2.40%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/09/31	(3,000)	369,748	70	369,678
2.47%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/07/31	(2,000)	230,759	47	230,712
2.67%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	05/19/31	(1,000)	91,238	23	91,215
2.57%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	06/02/31	(3,000)	302,030	2,870	299,160
2.60%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/30/31	(1,000)	73,796	23	73,773
3.15%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	05/04/32	(2,000)	(24,111)	47	(24,158)
2.61%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/07/37	(4,000)	215,413	115	215,298
2.50%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/25/37	(1,000)	66,990	28	66,962
2.53%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/11/37	(200)	6,667	5	6,662

Schedule of Investments (unaudited) (continued)	iShares® Inflation Hedged Corporate Bond ETF
July 31, 2022

Centrally Cleared Inflation Swaps (continued)

							Upfront
					Notional		Premium	Unrealized
Paid by the Fund		Received by the Fund		Termination	Amount		Paid	Appreciation
Reference	Frequency	Rate	Frequency	Date	(000)	Value	(Received)	(Depreciation)
2.40%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	06/29/41	$(500)	$55,289	$19	$55,270
2.45%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	06/29/41	(1,000)	102,116	39	102,077
2.38%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/16/41	(300)	33,204	4	33,200
2.73%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	11/17/41	(1,500)	38,472	57	38,415
2.58%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/05/42	(2,500)	112,883	95	112,788
2.50%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/06/46	(1,500)	89,536	67	89,469
2.47%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/09/46	(1,000)	67,049	45	67,004
2.49%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/24/46	(2,000)	117,468	90	117,378
2.40%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	05/15/48	(362)	38,774	(30,782)	69,556
1.83%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/18/49	(418)	113,697	(11,790)	125,487
1.94%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	08/20/50	(10)	2,626	1	2,625
1.95%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	08/20/50	(600)	155,971	16,729	139,242
2.23%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/06/51	(300)	52,328	15	52,313
2.41%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/30/51	(1,000)	105,079	50	105,029
2.42%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	08/02/51	(1,500)	151,370	74	151,296
						$6,220,689	$13,099	$6,207,590

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® Inflation Hedged Corporate Bond ETF
July 31, 2022

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$89,300,215	$—	$—	$89,300,215
Money Market Funds	3,180,000	—	—	3,180,000
	$92,480,215	$—	$—	$92,480,215
Derivative financial instruments(a)
Assets
Swaps	$—	$6,231,748	$—	$6,231,748
Liabilities
Swaps	—	(24,158)	—	(24,158)
Futures Contracts	(37,407)	—	—	(37,407)
	$(37,407)	$6,207,590	$—	$6,170,183

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Fixed Income

CPI	Consumer Price Index

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